FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about financial instruments [abstract]
Schedule of Data Regarding US Dollar and Euro Exchange Rate and Israeli CPI

Data regarding the US Dollar and Euro exchange rate and the Israeli CPI:

	Exchange	Exchange
	rate of one	rate of one	Israeli
	Dollar	Euro	CPI*
At December 31:
2021	NIS 3.110	NIS 3.520	229.37 points
2020	NIS 3.215	NIS 3.944	223.11 points
2019	NIS 3.456	NIS 3.878	224.67 points
Increase (decrease) during the year:
2021	(3.3)%	(10.8)%	2.8%
2020	(7.0)%	1.7%	(0.7)%
2019	(7.8)%	(9.6)%	0.6%

* Index for each reporting period's last month, on the basis of 1993 average = 100 points.

Schedule of Analysis of Linkage Terms of Financial Instruments Balances

(b)Analysis of linkage terms of financial instruments balances

	December 31, 2021
	In or linked to USD	In or linked to other foreign currencies (mainly EURO)	NIS unlinked	Linked to the CPI	Total
	New Israeli Shekels in millions
Current assets
Cash and cash equivalents	2	3	303		308
Short term deposits	14		330		344
Trade receivables**	35	3	533		571
Other receivables			46		46

Non- current assets
Long term deposits			280		280
Trade receivables			245		245
Total assets	51	6	1,737	-	1,794

Current liabilities
Current maturities of notes payable and borrowings			268		268
Trade payables**	127	13	565		705
Other payables			133		133
Current maturities of lease liabilities	*			125	125

Non- current liabilities
Notes payable			1,224		1,224
Borrowings from banks			184		184
Lease liabilities	2			593	595
Total liabilities	129	13	2,374	718	3,234

*	Representing an amount of less than 1 million

In or linked to foreign currencies
New Israeli Shekels in millions
**Accounts that were set-off under enforceable netting arrangements
Trade receivables gross amounts	111
Set-off	(73)
Trade receivables, net	38

Trade payables gross amounts	213
Set-off	(73)
Trade payables, net	140

F - 45

PARTNER COMMUNICATIONS COMPANY LTD.
(An Israeli Corporation)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

NOTE 6 -FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT (continued)

a.Financial risk factors (continued)

2.Market risks (continued)

(b)Analysis of linkage terms of financial instruments balances (continued)

	December 31, 2020
	In or linked to USD	In or linked to other foreign currencies (mainly EURO)	NIS unlinked	Linked to the CPI	Total
	New Israeli Shekels in millions
Current assets
Cash and cash equivalents	2	4	370		376
Short term deposits			411		411
Trade receivables*	29	7	524		560
Other receivables			7		7

Non- current assets
Long term deposits			155		155
Trade receivables			232		232
Total assets	31	11	1,699	-	1,741

Current liabilities
Current maturities of notes payable and borrowings			290		290
Trade payables*	92	11	534	29	666
Other payables			70		70
Current maturities of lease liabilities	1			119	120

Non- current liabilities
Notes payable			1,219		1,219
Borrowings from banks			86		86
Financial liability at fair value			4		4
Other non-current liabilities			30		30
Lease liabilities	2			580	582
Total liabilities	95	11	2,233	728	3,067

In or linked to foreign currencies
New Israeli Shekels in millions
*Accounts that were set-off under enforceable netting arrangements
Trade receivables gross amounts	104
Set-off	(68)
Trade receivables, net	36

Trade payables gross amounts	171
Set-off	(68)
Trade payables, net	103

Schedule of Details Regarding Derivative Financial Instruments

As of December 31, 2021 there are no notional amounts of financial liability at fair value (see note 15(6)) with respect to Notes series G option. The following table describes the changes in the liability during 2020 and 2021:

New Israeli Shekels in millions

Balance as at January 1, 2020	28
Finance costs	3
Exercise	(27)
Balance as at December 31, 2020	4
Finance costs	*
Exercise	(4)
Balance as at December 31, 2021	-

Schedule of Maturities of Financial Liabilities

Maturities (undiscounted) of financial liabilities as of December 31, 2021:

	2022	2023	2024	2025 to 2026	2027 and thereafter	Total
	New Israeli Shekels in millions
Principal payments of long term indebtedness:
Notes payable series F	128	128	128			384
Notes payable series G	85	85	85	255	341	851
Notes payable series H				60	138	198
Borrowing P	29					29
Borrowing Q	23	23	11			57
Borrowing R				45	105	150
Expected interest payments of long term borrowings and notes payables	49	44	37	57	30	217
Lease liabilities	139	120	96	151	278	784
Trade and other payables	819					819
Total	1,272	400	357	568	892	3,489

Schedule of Fair Values of Financial Instruments

Carrying amounts and fair values of financial assets and liabilities, and their categories:

		December 31, 2020			December 31, 2021
	Category	Carrying amount	Fair value	Interest rate used (**)	Carrying amount	Fair value	Interest rate used (**)
		New Israeli Shekels in millions
Assets
Cash and cash equivalents	AC	376	376		308	308
Short term deposits	AC	411	411		344	344
Long term deposits (***)		155	155	0.46%	280	280	0.49%
Trade receivables	AC	792	794	3.60%	816	818	3.13%
Other receivables (*)	AC	7	7		48	48
Other non-current assets (*)		10	10
Liabilities
Notes payable series D	AC	109	110	Market quote
Notes payable series F	AC	512	524	Market quote	384	392	Market quote
Notes payable series G	AC	824	939	Market quote	851	952	Market quote
Notes payable series H	AC				198	199	Market quote
Financial liability at fair value	FVTPL Level 3	4	4
Other non-current liabilities (*)	AC	30	30
Trade and other payables (*)	AC	719	719		819	819
Borrowing P	AC	59	60	0.84%	29	30	0.41%
Borrowing Q	AC	79	82	0.93%	57	58	0.65%
Borrowing R	AC				150	150	2.55%
Lease liabilities	AC	702	702	2.04%	720	709	2.07%

(*)	The fair value of these financial instruments equals their carrying amounts, as the impact of discounting is not significant.
(**)

The fair values of the notes payable quoted market prices at the end of the reporting period are within level 1 of the fair value hierarchy. The fair values of other instruments under AC categories were calculated based on observable weighted average of interest rates derived from quoted market prices of the Group's notes payable and bank quotes of rates of similar terms and nature, are within level 2 of the fair value hierarchy.

(***)	At December 31, 2021, long-term deposits are deposited for periods ending in March 2023 and June 2023.